March 6, 2012

EDGAR FILING

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:         Eagle Series Trust (the “Trust”)
File Nos. 033-57986 and 811-07470

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933 (“Securities Act”), I hereby certify that the form of Statement of Additional Information for the Classes A, C, I, R-3, R-5 and R-6 shares of the Eagle International Equity Fund, Eagle Investment Grade Bond Fund, Eagle Mid Cap Growth Fund, Eagle Mid Cap Stock Fund, Eagle Smaller Company Fund (formerly, Eagle Small Cap Core Value Fund) and Eagle Small Cap Growth Fund does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 60 (the “PEA”) to its Registration Statement on Form N-1A and that the PEA was filed electronically.  If you have any questions or comments concerning the foregoing, please call me at (202) 778-9195.

Very truly yours,

/s/ Kevin P. Christy

Kevin P. Christy

cc:  Richard J. Rossi
       Susan L. Walzer
Eagle Asset Management, Inc.

       Francine J. Rosenberger
K&L Gates LLP